Shareholder Report	7 Months Ended	12 Months Ended
	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type		N-CSR/A
Amendment Flag		false
Registrant Name		Nicholas Fund, Inc.
Entity Central Index Key		0000071958
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2025
Shareholder Report Annual or Semi-Annual		annual shareholder report
NICHOLAS FUND INC
Shareholder Report [Line Items]
Fund Name	Nicholas Fund, Inc.
Class Name	Nicholas Fund, Inc.
Trading Symbol	NICSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nicholas Fund, Inc. (the "Fund") for the period of April 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasfunds.com/FundMaterials. You can also request this information by contacting us at 1-800-544-6547.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-6547
Additional Information Website	www.nicholasfunds.com/FundMaterials
Expenses [Text Block]
What Were the Portfolio Costs for the Last Seven Months?(*)
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 Investment	Annualized Costs Paid as a Percentage of a $10,000 Investment
Nicholas Fund	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Expenses Short Period Footnote [Text Block]	The Fund changed its fiscal year end to October 31 during the period. The period is from April 1, 2025 to October 31, 2025. Expenses for a 12-month reporting period would be higher.
Factors Affecting Performance [Text Block]
How Did the Fund Perform Last Year and What Affected its Performance?

For the seven-month period ended October 31, 2025, the Fund returned 10.41%.

Positioning

The Fund is typically exposed to more stable growth companies relative to its benchmark, the Standard & Poor's 500 Index. With this positioning, which tends to favor predictability of earnings and cash flow over the absolute level of growth of same, the Fund generally lags in strong up markets or narrow breadth environments where a few large benchmark weights drive Index returns, as was the case during the period.

Performance

The Fund posted a positive return during the period, while underperforming relative to its benchmark. Overall equity market returns were strong but concentrated within sectors and securities experiencing tailwinds from the artificial intelligence (AI) and crypto booms. Stable growth companies, examples of which are held in the Fund, experienced multiple compression despite reasonably strong earnings and cash flow growth. Accommodative monetary policy from the Federal Reserve, which began reducing its fed funds target rate again in September after a pause since December 2024, also led to the outperformance of interest rate-sensitive areas, where the Fund is typically underweight due to the cyclical nature of interest rates.

What factors influenced performance?

The period featured strong equity performance in what the investment team would deem a "risk on" environment since early April's "Liberation Day".  With the aforementioned AI and crypto-fueled booms, sector outperformance was concentrated within the S&P 500's communication services and information technology sectors. While the Fund had similar sector weights to the benchmark in both of these areas, the composition of Fund holdings was skewed to more stable growth areas such as software and services vs. semiconductors and semi capital equipment, which tend to be more cyclical historically but were large outperformers in the period. Additionally, the Fund held a number of top-performing benchmark names such as Nvidia Corporation, but below benchmark weights as part of the Fund's risk management process, hindering relative performance for the fiscal year.

Top Contributors:

The largest contributors to the Fund's performance were an underweight of the energy sector and positive stock selection within the communication services sector.

Individual name contributors (portfolio contribution to return basis):

  Alphabet Inc. Class C (GOOG)

  Nvidia Corporaiton (NVDA)

  Advanced Micro Devices, Inc. (AMD)

Top Detractors:

Negative security selection within the financials and information technology sectors detracted from the Fund's performance.

Individual name detractors (portfolio contribution to return basis):

  Fiserv, Inc. (FISV)

  UnitedHealth Group (UNH)

  Kenvue, Inc. (KVUE)

Investment approaches cycle in and out of favor, and a focus on quality businesses with sustainable competitive advantages while remaining cognizant of valuations has been out of favor since the market bottom of October 2022. The investment team remains focused on owning what we believe are high-quality growth companies with sustainable competitive advantages, consistent revenue and earnings growth, strong balance sheets, capable management teams, and that are trading at reasonable valuations.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns As of October 31, 2025
	Seven Month	1 Year	5 Years	10 Years
Nicholas Fund	10.41%	8.10%	14.44%	11.94%
S&P 500 Index	22.76%	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Oct. 31, 2025
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.
Net Assets	$ 4,179,496,799	$ 4,179,496,799
Holdings Count | shares	58	58
Advisory Fees Paid, Amount	$ 15,626,013
Investment Company, Portfolio Turnover	9.04%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of October 31, 2025
Net Assets	$4,179,496,799
Number of Portfolio Holdings	58
Portfolio Turnover Rate	9.04%
Total Advisory Fees Paid	$15,626,013

Holdings [Text Block]
Top Ten Equity Holdings
As of October 31, 2025
Name	Percentage of Net Assets
Alphabet Inc. Class C	6.08%
NVIDIA Corporation	5.58%
Amazon.com, Inc.	5.08%
Microsoft Corporation	5.03%
Apple Inc.	3.78%
Advanced Mirco Devices, Inc.	2.38%
TJX Companies Inc	2.20%
Thermo Fisher Scientific, Inc.	2.16%
Eli Lilly & Company	2.02%
The Home Depot, Inc.	1.98%
Total of top ten	36.29%
Sector Diversification (As a Percentage of Total Investments)
As of October 31, 2025

Largest Holdings [Text Block]
Top Ten Equity Holdings
As of October 31, 2025
Name	Percentage of Net Assets
Alphabet Inc. Class C	6.08%
NVIDIA Corporation	5.58%
Amazon.com, Inc.	5.08%
Microsoft Corporation	5.03%
Apple Inc.	3.78%
Advanced Mirco Devices, Inc.	2.38%
TJX Companies Inc	2.20%
Thermo Fisher Scientific, Inc.	2.16%
Eli Lilly & Company	2.02%
The Home Depot, Inc.	1.98%
Total of top ten	36.29%

Material Fund Change [Text Block]
How Has the Fund Changed?

Changes in fiscal and tax year end: Effective April 1, 2025, the Fund's fiscal and tax year ends changed from March 31 to October 31. The Fund continued to follow its March 31 regulatory reporting schedule through September 30, 2025, after which it prepared this annual report for the 7-month period ended October 31, 2025.

Portfolio Manager update: Effective November 1, 2025, Michael Shelton is no longer a Portfolio Manager of the Fund.